LEASES - Lessor - Future minimum lease payments to be received (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Future minimum lease payments to be received for direct financing and sales-type leases
For the year ending December 31, 2023	¥ 52,236	$ 7,574
For the year ending December 31, 2024	30,813	4,466
For the year ending December 31, 2025	8,318	1,206
For the year ending December 31, 2026	2,480	360
For the year ending December 31, 2027	28	4
Net minimum lease payments receivable	93,875	13,610	¥ 578,126
Less: Unearned income	(10,620)	(1,539)	(44,333)
Net investment in financing leases	¥ 83,255	$ 12,071	¥ 533,793